Debt - Senior Notes (Details) $ in Millions	1 Months Ended				12 Months Ended
	Sep. 30, 2017 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2017 USD ($) Rate	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Loss on early extinguishment of debt					$ 100	$ 135	$ 124
2037 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					5.00%
2028 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					4.20%
2025 CQP Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					5.25%
2027 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					5.125%
SPL [Member] | SPL Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fixed Charge, Coverage Ratio | Rate					1.25
Debt Instrument, Redemption Price, Percentage					100.00%
SPL [Member] | SPL Senior Notes, Excluding 2026 SPL Senior Notes, 2027 SPL Senior Notes, 2028 SPL Senior Notes and 2037 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make-Whole Price					3 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount					3 months
SPL [Member] | 2026 SPL Senior Notes, 2027 SPL Senior Notes, 2028 SPL Senior Notes and 2037 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make-Whole Price					6 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount					6 months
SPL [Member] | 2037 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 800
Proceeds from issuance of debt				$ 789
SPL [Member] | 2028 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 1,350
Proceeds from issuance of debt			1,330
SPL [Member] | 2015 SPL Credit Facilities [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt			369
Commitments prepaid or terminated			$ 1,600		$ 1,600
Loss on early extinguishment of debt					42
Cheniere Partners [Member] | 2025 CQP Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,500
Proceeds from issuance of debt	$ 1,500
Loss on early extinguishment of debt					$ 25
Debt Instrument, Interest Rate, Stated Percentage					5.25%
Debt Instrument, Redemption Price, Percentage					100.00%
Debt Instrument, Redemption Price, Percentage Price For Amount Which May Be Redeemed With Cash Proceeds From Certain Equity Offerings					105.25%
Debt Instrument, Lien Release Condition, Secured Indebtedness Threshold					$ 1,000
Debt Instrument, Lien Release Condition, Secured Indebtedness and Attributable Indebtedness Threshold, Monetary Amount					$ 1,500
Debt Instrument, Lien Release Condition, Secured Indebtedness and Attributable Indebtedness Threshold, Percentage of Net Tangible Assets					10.00%
Debt Instrument Registration Period					360 days
Cheniere Partners [Member] | 2025 CQP Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Amount, Percentage of Principal Amount Which May Be Redeemed With Cash Proceeds From Certain Equity Offerings					35.00%
CCH [Member] | Corpus Christi Holdings Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make-Whole Price					6 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount					6 months
Debt Instrument, Redemption Price, Percentage					100.00%
CCH [Member] | 2027 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,500
Proceeds from issuance of debt		1,400
Debt Instrument, Interest Rate, Stated Percentage					5.125%
CCH [Member] | 2015 CCH Credit Facility [Member]
Debt Instrument [Line Items]
Commitments prepaid or terminated		$ 1,400
Loss on early extinguishment of debt					$ 33